Basic and diluted net income per share	12 Months Ended
Dec. 31, 2025
Basic and diluted net income per share
Basic and diluted net income per share

23.          Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

(Amounts expressed in thousands of US$, except	Years ended December 31,
for number of shares and per share data)	2023	2024	2025
Numerator:
Net income	14,266	663	1,047,610
Less: Net (loss)/income attributable to the non-controlling interest	41	(552)	(655)
Net income attributable to Xunlei Limited’s common shareholders for basic/dilutive net income per share calculation	14,225	1,215	1,048,265
Denominator:
Weighted average number of common shares outstanding, basic	326,390,687	318,758,374	311,440,748
Dilutive effect of restricted share units	458,815	387,908	5,017,965
Weighted average number of common shares outstanding, diluted	326,849,502	319,146,281	316,458,713
Basic net income per share	0.0436	0.0038	3.3659
Diluted net income per share	0.0435	0.0038	3.3125